Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 800,806	₩ 832,520
Contract liabilities	273,320	278,749
Deferred revenue	38,327	27,392
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	929,181	1,130,745
Contract liabilities	1,240,934	311,023
Deferred revenue	₩ 87,209	₩ 81,067